SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 148,518	$ 143,714	$ 113,856	$ 169,893
Other current assets	1,007	1,235
Total current assets	466,796	478,204
Investment in subsidiaries and VIE	318	250
TOTAL ASSETS	744,877	737,606
Current Liabilities:
Accrued expenses and other payables	121,758	103,044
Total current liabilities	180,151	163,152
TOTAL LIABILITIES	194,604	195,282
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 88,312,068 and 85,503,321 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	119	123
Additional paid-in capital	497,391	502,748
Shares issuable in connection with business acquisition	2,503	1,537
Accumulated other comprehensive income	24,626	18,780
Total Pactera Technology International Ltd. shareholders' equity	550,273	540,985
TOTAL LIABILITIES AND EQUITY	744,877	737,606
Parent Company
Current Assets:
Cash and cash equivalents	16,100	28,972	27,062	75,921
Other current assets	880	302
Total current assets	16,980	29,274
Investment in subsidiaries and VIE	545,842	521,655
TOTAL ASSETS	562,822	550,929
Current Liabilities:
Accrued expenses and other payables	12,549	9,944
Total current liabilities	12,549	9,944
TOTAL LIABILITIES	12,549	9,944
Shareholders' Equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 88,312,068 and 85,503,321 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	119	123
Additional paid-in capital	497,391	502,748
Shares issuable in connection with business acquisition	2,503	1,537
Retained earnings	25,634	17,797
Accumulated other comprehensive income	24,626	18,780
Total Pactera Technology International Ltd. shareholders' equity	550,273	540,985	208,484	174,952
TOTAL LIABILITIES AND EQUITY	$ 562,822	$ 550,929